Sublease Payment Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating leases, future minimum sublease rentals payment due	$ 2,685
2012
Operating Leased Assets [Line Items]
Operating leases, future minimum sublease rentals payment due	1,037
2013
Operating Leased Assets [Line Items]
Operating leases, future minimum sublease rentals payment due	1,095
2014
Operating Leased Assets [Line Items]
Operating leases, future minimum sublease rentals payment due	$ 553